Long-Term Investments	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Long-term investments

Note 9 — Long-term investments

Long-term investments consist of the following:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	976,625	991,490	141,061
10 % Investment (1 company)	158,452	158,452	22,543
9.0 % Investment (2 company in the AR and virtual reality (“VR”) areas)	8,689,076	8,689,076	1,236,210
5.0 % Investment (18 companies in the AR, VR and digital marketing areas)	539,097	538,947	76,677
4.0 % Investment (12 companies in the AR, VR, 3D animation and software areas)	268,387	268,387	38,184
3.5 % Investment (2 companies in the AR and VR areas)	336,123	336,123	47,821
3.0 % Investment (5 companies in the AR, VR and 3D animation areas)	43,487	43,487	6,187
2.0 % Investment (2 companies in the AR, VR, 3D animation and software areas)	16,616	16,616	2,364
1.0 % Investment (9 companies in the AR, VR, 3D animation, hardware and software areas)	178,011	178,011	25,326
Total	11,205,874	11,220,589	1,596,373

During the years ended December 31, 2023, 2024 and 2025, the Company totally made no additions to long-term investments. For the year ended December 31, 2025, the amount of long-term investments increased by RMB 14,715 (USD 2,094). This increase primarily reflects equity method investment income of RMB 36,550 (USD 5,200), partially offset by impairment losses of RMB 151 (USD 21) and foreign currency translation losses of RMB 21,684 (USD 3,085) during the year ended December 31, 2025.